SHARE-BASED PAYMENTS - Schedule of RSU Activity (Details) - RSU expense	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
NUMBER OF SHARES
Period start, outstanding (in shares) | shares	611,831	0
Granted (in shares) | shares	543,960	628,515
Vested (in shares) | shares	(152,286)
Forfeited (in shares) | shares	(75,665)	(16,684)
Period end, outstanding (in shares) | shares	927,840	611,831
WEIGHTED AVERAGE GRANT DATE FAIR VALUE, USD
Period start, exercise price (in usd per share) | $ / shares	$ 9.42	$ 0
Granted (in usd per share) | $ / shares	12.90	9.42
Vested (in usd per share) | $ / shares	9.42
Forfeited (in usd per share) | $ / shares	11.58	9.26
Period end, exercise price (in usd per share) | $ / shares	$ 11.28	$ 9.42